EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expense, net	R$ (38,416,533)	R$ (38,299,992)	R$ (37,965,172)
Cost of sales	(32,404,221)	(31,990,696)	(33,475,189)
Selling expenses	(5,033,148)	(5,453,297)	(3,729,089)
General and administrative expenses	(979,164)	(855,999)	(760,894)
Total	(38,416,533)	(38,299,992)	(37,965,172)
Raw Materials And Inputs [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(12,381,240)	(13,883,091)	(12,732,273)
Outsourcing Material [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,707,769)	(3,086,404)	(5,104,273)
Labor Cost [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(5,498,678)	(4,954,714)	(4,268,241)
Supplies [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,106,845)	(2,822,094)	(3,735,873)
Maintenance Cost Services And Materials [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(1,319,794)	(950,420)	(578,514)
Outsourcing Services [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,928,203)	(2,069,469)	(2,905,888)
Freights [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(5,157,022)	(5,762,086)	(4,185,360)
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,975,964)	(3,690,677)	(3,291,149)
Others One [Member]
IfrsStatementLineItems [Line Items]
Expense, net	R$ (341,018)	R$ (1,081,037)	R$ (1,163,601)